Note 8 - Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

8.            Related Party Transactions

We are obligated to reimburse Emory University (a significant stockholder of the Company) for certain prior and ongoing costs in connection with the filing, prosecution and maintenance of patent applications subject to our technology license agreement from Emory. During the nine month period ended September 30, 2013, we recorded $24,115 of general and administrative expense associated with these patent cost reimbursements to Emory.

We have entered into a research agreement with Emory for the purpose of conducting research and development activities associated with our IPCAVD grant from the NIH (see Note 7). During the nine month period ended September 30, 2013, we recorded $252,478 of research and development expense associated with this contract. All amounts paid to Emory under this agreement are reimbursable to us pursuant to the NIH grant.

9.           Related Party Transactions

We are obligated to reimburse Emory University (a significant stockholder of the Company) for ongoing costs in connection with the filing, prosecution and maintenance of patent applications subject to a license agreement for technology associated with the vaccines we are developing.  The expense associated with these ongoing patent cost reimbursements to Emory amounted to $89,885, $249,907, and $193,674 for the years ended December 31, 2012, 2011, and 2010, respectively.

In connection with our IPCAVD grant from the NIH (see Note 3), we have entered into two subcontracts with Emory for the purpose of conducting research and development activities related to the grant.  During 2012, 2011, and 2010, we recorded $552,403, $1,172,758, and $1,391,203, respectively, of expense associated with these subcontracts.  All amounts paid to Emory under these subcontracts are reimbursable to us pursuant to the NIH grant.

In March 2008, we entered into a consulting agreement with Donald Hildebrand, a former member of our Board of Directors and our former President & Chief Executive Officer, pursuant to which Mr. Hildebrand has provided business and technical advisory services to the Company.  The term of the consulting agreement, as amended, began on April 1, 2008 and ended on December 31, 2012.  During 2012, 2011, and 2010, we recorded $24,000, $24,000, and $57,600, respectively, of expense associated with the consulting agreement.

In December 2011 and January 2012, members of our management and Board of Directors participated in the private placement offering of our common stock and warrants (see Note 6), whereby they purchased an aggregate of 380,954 shares of our common stock for a total purchase price of $255,239 and received five-year warrants to purchase an additional 571,432 shares of our common stock exercisable at $1.00 per share.